Columbia Diversified Equity Income Fund
Prospectus Supplement – July 1, 2011 to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Diversified Equity Income Fund	11/29/2010

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Diversified Equity Income Fund	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Diversified Equity Income Fund	Columbia Diversified Equity Income Fund Class A	Columbia Diversified Equity Income Fund Class B	Columbia Diversified Equity Income Fund Class C	Columbia Diversified Equity Income Fund Class I	Columbia Diversified Equity Income Fund Class R	Columbia Diversified Equity Income Fund Class R3	Columbia Diversified Equity Income Fund Class R4	Columbia Diversified Equity Income Fund Class R5	Columbia Diversified Equity Income Fund Class W	Columbia Diversified Equity Income Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
Management fees			0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	0.25%	none
Other expenses			0.29%	0.29%	0.29%	0.07%	0.29%	0.36%	0.36%	0.11%	0.29%	0.29%
Total annual fund operating expenses			1.09%	1.84%	1.84%	0.62%	1.34%	1.16%	0.91%	0.66%	1.09%	0.84%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Diversified Equity Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	680	902	1,142	1,832
Class B	Class B (if shares are redeemed)	687	879	1,196	1,966
Class C	Class C (if shares are redeemed)	287	579	996	2,164
Class I	Class I (whether or not shares are redeemed)	63	199	346	778
Class R	Class R (whether or not shares are redeemed)	136	425	735	1,618
Class R3	Class R3 (whether or not shares are redeemed)	118	369	639	1,414
Class R4	Class R4 (whether or not shares are redeemed)	93	290	505	1,124
Class R5	Class R5 (whether or not shares are redeemed)	67	211	368	826
Class W	Class W (whether or not shares are redeemed)	111	347	602	1,333
Class Z	Class Z (whether or not shares are redeemed)	86	268	467	1,041

Expense Example, No Redemption Columbia Diversified Equity Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	187	579	996	1,966
Class C	Class C (if shares are not redeemed)	187	579	996	2,164